DEFERRED REVENUE (Details) ₫ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024 VND (₫)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 VND (₫)		Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)	Dec. 31, 2021 VND (₫)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)
Deferred revenue
Beginning balance of the year			₫ 606,843			₫ 43,283	₫ 9,087
Additions						615,265	122,035
Revenue recognized						(51,705)	(87,839)
Ending balance of the year						606,843	43,283
Short-term	₫ 143,788		149,747	[1]		107,448	17,338	$ 5,926,958
Long-term						499,395	₫ 25,945
Revenue recognized during the year	65,500	$ 2,700,000	84,500		$ 3,500,000
Revenue expects to be recognized in next 12 months			173,600		7,300,000
As previously reported
Deferred revenue
Beginning balance of the year	₫ 1,952,944	$ 81,829,548	606,843		25,427,093
Additions			1,480,143		62,018,897
Revenue recognized			(134,042)		(5,616,442)
Ending balance of the year			1,952,944		$ 81,829,548	606,843
Short-term			173,582			₫ 107,448			$ 7,273,192
Long-term			₫ 1,779,362						$ 74,556,356

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as business combination under common control (Note 2.2).